CONDENSED STATEMENT OF CASH FLOWS (USD $)	9 Months Ended		11 Months Ended	20 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Sep. 30, 2011
Operating Activities:
Net loss	$ (696,184)	$ (39,303)	$ (306,270)	$ (1,002,454)
Adjustments to reconcile net loss to net cash used by operating activities:
Stock issued for services			160,000
Depreciation and amortization	66	0		66
Stock compensation	325,000	0		485,000
Changes in operating assets and liabilities:
Advances to stockholder	(11,727)	(2,034)		(16,096)
Advances from stockholder	1,800			4,775
Change in due to/from related parties			(1,394)
Prepaid expenses	(3,409)	(17,709)	(1,817)	(5,226)
Accrued expenses	89,529	20,239	42,348	131,877
Net cash used by operating activities	(294,925)	(38,807)	(107,133)	(402,058)
Investing Activities:
Organization expense	0	0
Purchase of equipment	(113,162)	(21,793)	(21,793)	(134,955)
Net cash used by investing activities	(113,162)	(21,793)	(21,793)	(134,955)
Financing Activities:
Related parties	0	1,000		1,000
Proceeds from common stock	452,615	65,000	1,000	582,600
Proceeds from common stock subscribed			129,985
Net cash provided by financing activities	452,615	66,000	130,985	583,600
Net change in cash	44,528	5,400	2,059	46,587
Cash, beginning of period	2,059	0	0	0
Cash, end of period	$ 46,587	$ 5,400	$ 2,059	$ 46,587